RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

18. RELATED PARTY TRANSACTIONS

A summary of the Company's related balances included in accounts payable, accrued liabilities, and promissory note payable is as follows:

	January 31, 2023	January 31, 2022
	$	$
Due to the President and CEO	2,043,019	8,172,075
Lease liabilities due to a company controlled by the CEO	8,953,425	9,279,123
Lease liabilities due to SDP Development	-	412,093
Due to the CFO of the Company	692	360
	10,997,136	17,863,651

Due to the President and CEO consists of promissory note principal and interest and reimbursable expenses incurred in the normal course of business.

A summary of the Company's transactions with related parties including key management personnel for the years ended January 31, 2023 and 2022 is as follows:

	2023	2022
	$	$
Consulting fees paid to a director	125,000	240,000
Amounts paid to CEO or companies controlled by CEO for leases	1,239,090	1,203,000
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	6,584,146	7,162,500
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	267,119
Salary paid to directors and officers	398,950	496,807
Share based compensation including warrants and stock options for directors and officers	153,426	251,333
Lease payments made to SDP Development	-	209,176
	8,700,612	9,829,935

Amounts paid to CEO or companies controlled by CEO consists of salary, lease payments, and promissory note principal and interest.

On February 12, 2020, the Company amended the purchase agreement with SDP Development, of which a Director of the Company is a principal owner. The Company had agreed on February 4, 2019 to purchase SDP Development on October 15, 2020, which owned six real estate properties that were leased in connection with Phantom Farms' cannabis cultivation, processing and wholesale distribution operations. The aggregate purchase price was $8,010,000 payable in cash, or, at the election of the vendors, in whole or in part by the issue of 2,670,000 shares at $3.00 per common share.